SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Significant accounting policies [abstract]
Disclosure detailed information about impact on transition to IFRS sixteen [Table Text Block]
Jan. 1, 2019
Prepaid expenses and other assets	$(109)
Right-of-use assets	$4,102
Current portion of other liabilities	$(120)
Current portion of lease liabilities	$1,203
Lease liabilities	$3,272
Other liabilities	$(362)

Disclosure detailed information about lease liabilities operating leases [Table Text Block]
Jan. 1, 2019
Operating lease commitment at December 31, 2018 as disclosed in the Corporation's 2018 consolidated financial statements	$7,401
Discounted using the incremental borrowing rate at January 1, 2019	$6,573
Recognition exemption for leases of low-value assets	(6)
Extension options reasonably certain to be exercised	365
Certain costs for which the Corporation is contractually committed under lease contracts but are not accounted for as a lease liability, such as variable lease payments not tied to an index or rate	(2,457)
Lease liabilities recognized at January 1, 2019	$4,475

Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]
  Furniture and fixtures                                     Straight-line over 5 years
  Computer hardware                                        Straight-line over 3 years
  Computer software                                         Straight-line over 3 years
  Leasehold improvements                               Straight-line over shorter of useful life or the lease term

Disclosure of detailed information about finite useful lives of intangible assets [Table Text Block]	Customer Relationships Straight-line over 10 years Technology Straight-line over 3 to 5 years